Putnam
Balanced
Retirement
Fund

SEMIANNUAL REPORT
April 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* "Putnam's preference for consistency is amply demonstrated in this fund."

                             -- Morningstar Mutual Funds, March 14, 1997

* "The past six months has been a volatile period in the financial markets. Nevertheless, because of our investment approach, the fund has performed well in the market downdrafts and offered competitive returns on the rallies."

                             --  Edward Bousa, lead manager
                                 Putnam Balanced Retirement Fund

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

13 Portfolio holdings

38 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

In few places is the power of suggestion more aptly demonstrated than the capital markets. For months, both the equity and fixed-income markets translated conjecture over the prospect of an increase in short-term interest rates by the Federal Reserve Board into volatility. Instead of settling down after the Fed finally raised rates by a quarter point in late March, the markets immediately began responding to the suggestion that the Fed was about to raise rates again, if not in May, then at some point.

Uncertainty heightens the intensity of volatility, as we have seen throughout Putnam Balanced Retirement Fund's semiannual period. Over the long term, however, rational research and analysis, backed by expertise and experience, play a larger role in investment success -- and thus generally work to the advantage of those who maintain a long-term investment perspective.

Since your fund's management team believes the current volatility may continue for a while, this seems an appropriate time to counsel patience. In the following report, the managers discuss the current market environment and what they see in prospect for the months ahead.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
June 18, 1997



Report from the Fund Managers
Edward P. Bousa, lead manager
Charles G. Pohl
Kenneth J. Taubes
Rosemary H. Thomsen

With the stock market becoming more unpredictable and the country's economic outlook more uncertain, Putnam Balanced Retirement Fund continues to march to the beat of a more stable drummer. Over the six months ended April 30, 1997, your fund's balanced portfolio of stocks and bonds delivered solid performance in what was often a topsy-turvy marketplace. For the semiannual period, the fund's class A shares provided a total return of 7.82% at net asset value, exceeding the 6.22% average total return of the Lipper Analytical Service's balanced funds category. The fund's total return at maximum public offering price was 1.63%. Additional results for class A shares, as well as for other share classes and comparative indexes, are listed in the performance summary that begins on page 9.

* MARKET PROGRESSES DESPITE HIGH VOLATILITY LEVEL

The stock market's positive returns for the first half of fiscal 1997 mask the abrupt day-to-day changes registered by many market indexes. During much of the period, the market was led by large, highly liquid companies believed to have reliable earnings growth. March, however, brought a month-long correction in stock prices. In a much-anticipated move, the Federal Reserve Board raised the target for the federal funds rate one quarter of a percentage point to 5.5%. Investors, anticipating further changes in interest rates and fearing the worst for current and future corporate earnings, helped drive the Dow Jones Industrial Average down 9.8% (as of April 13) from its March 11 high. However, as many corporate sectors announced strong first-quarter earnings, the market began to recover amid optimism that the economy will continue to grow steadily with few signs of inflation.

* STRONG STOCK SELECTION MARKS PERIOD

In our opinion, one reason for the fund's above-average performance was our ability to select undervalued companies with the potential for positive change. For example, key holding Texas Instruments epitomized the 1990s wave of corporate restructurings when it announced sale of its defense unit. In addition, TI is a pioneer in a cellular-phone component known as digital signal processing. This light-based technology is considered to be an attractive alternative to the more common dynamic random access memory (DRAM) chips.

Delta Air Lines was another standout during the period. The airline, which we consider to have one of the lowest cost structures in the industry, benefited from a highly advantageous pricing environment as more consumers took to the skies. In fact, the company recently announced record third-quarter profits.

The fund also benefited from owning stock in companies involved in favorable acquisitions. Three examples from the past six months include ITT Industries, Great Western Financial Corp., and U.S. Bancorp. While these stocks, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Insurance and finance                      8.6%

Utilities                                  6.9%

Oil and Gas                                5.4%

Chemicals                                  3.8%

Food and beverages                         2.4%

Footnote reads:
*Based on net assets as of 4/30/97. Holdings will vary over time.

* TARGETING POTENTIAL PROSPECTS FOR THE FUTURE

Patience is a big part of our equity investment discipline. Many companies we target have been known to falter on a short-term basis while, in our opinion, retaining the potential to blossom two or three years down the line. An example was Pharmacia & Upjohn, Inc., one of the world's largest pharmaceutical companies. The company's pipeline of new products had all but dried up, much of its profits were hurt by the weak Japanese yen, and no chairman was in place for several months. We believe these setbacks have brought the stock price down to levels that do not reflect the company's long-term potential. We are confident in the abilities of the new chairman and expect the stock's price to recover as the company resumes its product development efforts.

One spin-off company we believe holds excellent potential is NCR Corp., formerly a unit of AT&T. NCR's lineage dates back to the trust-busting days of Theodore Roosevelt's presidency when it was founded as the National Cash Register Company. More recently, it has become the leading producer of retail point-of-sale inventory and pricing computers, in addition to other businesses. The company recently fell short of its first-quarter earnings target and, in an unforgiving market such as the present one, that was enough to hold the company's stock price down.

* FIXED INCOME: DEFENSIVE POSTURE GOING FORWARD

Within the fixed-income portion of your portfolio, we are taking a more defensive position than had been the case at the beginning of the fiscal year. In general, this is done by lowering the portfolio's duration. Duration, measured in years, indicates a portfolio's potential sensitivity to interest-rate changes, and the longer the duration, the greater the degree of fluctuation in portfolio value with each interest-rate change.

Mostly, the rationale for our defensive stance is that we believe the economy is stronger than the market currently believes. The recent drop in the 30-year Treasury bond yield to below 7% suggests that the market expects little or no further action by the Fed to curtail economic growth that could lead to inflation -- a notion we do not endorse. Additionally, shareholders may have noticed economic growth has generally picked up globally.

TOP FIVE EQUITY HOLDINGS

Exxon Corp.
Oil and gas

Mobil Corp.
Oil and gas

SBC Communications, Inc.
Utilities

Weyerhaeser Co.
Paper and forest products

Minnesota Mining and Manufacturing Co.
Chemicals

TOP FIVE FIXED-INCOME HOLDINGS

Government National Mortgage Association 7s, various due dates

Federal Home Loan Mortgage Co. 8-1/8s,
various due dates

U.S. Treasury notes 8-1/8s, 8/15/19

Government National Mortgage Association 7-1/2s, various due dates

Federal National Mortgage Association 7s,
6/16/27

These holdings represent 11.4% of the fund's net assets as of 4/30/97. Portfolio holdings will vary over time.

During the period, the fund benefited from an overweighting in mortgage-backed securities relative to its competitors. These securities tend to do well in relatively stable interest-rate environments. We also reduced the size of the high-yield bond position, eliminating those bonds we believed had become overvalued.

* CONSERVATIVE STYLE SHOULD PROVIDE CUSHION AGAINST FUTURE VOLATILITY

Both the equity and fixed-income portions of your fund are managed in a conservative style. As opposed to some more aggressive investments, the very nature of the fund is based on a low-risk approach to security selection. Because they have generally already experienced some decline in value, the stocks we select appear resilient in contrast to highly volatile earnings-growth-oriented stocks.

Despite the stock market's downturn earlier in the reporting period, records seem easier than ever to break. No matter what happens, though, we remain committed to the consistent execution of our strategy of using a well-diversified portfolio of bonds and value stocks to seek above-average returns in strong market phases and reasonable protection in market downturns.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 4/30/97, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Balanced Retirement Fund is designed for investors seeking high current return and relative stability of principal from a diversified portfolio of equity and debt securities.

TOTAL RETURN FOR PERIODS ENDED 4/30/97
                                Class A          Class B         Class M
(inception date)               (4/19/85)         (2/1/94)        (3/17/95)
                              NAV     POP      NAV     CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                      7.82%   1.63%    7.43%   2.45%    7.60%   3.80%
------------------------------------------------------------------------------
1 year                       14.99    8.42    14.14    9.14    14.48   10.46
------------------------------------------------------------------------------
5 years                      78.68   68.45       --      --       --      --
Annual average               12.31   10.99       --      --       --      --
------------------------------------------------------------------------------
10 years                    170.17  154.60       --      --       --      --
Annual average               10.45    9.80       --      --       --      --
------------------------------------------------------------------------------
Life of class                   --      --    41.28   38.27    39.70   34.84
Annual average                  --      --    11.25   10.52    17.08   15.14
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 4/30/97
                                           Lehman Bros.
                                            Govt./Corp.       Consumer
                                            Bond Index       Price Index
------------------------------------------------------------------------------
6 months                                        1.30%            1.20%
------------------------------------------------------------------------------
1 year                                          6.72             2.50
------------------------------------------------------------------------------
5 years                                        43.57            14.84
Annual average                                  7.50             2.81
------------------------------------------------------------------------------
10 years                                      127.67            42.15
Annual average                                  8.57             3.58
------------------------------------------------------------------------------
Life of class B                                17.33             9.58
Annual average                                  5.05             2.86
------------------------------------------------------------------------------
Life of class M                                17.57             5.81
Annual average                                  8.08             2.70
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 4/30/97
                                    Class A        Class B       Class M
------------------------------------------------------------------------------
Distributions (number)                 2              2             2
------------------------------------------------------------------------------
Income                              $0.220         $0.186        $0.196
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                            0.413          0.413         0.413
------------------------------------------------------------------------------
Short-term                           0.219          0.219         0.219
------------------------------------------------------------------------------
  Total                             $0.852         $0.818        $0.828
------------------------------------------------------------------------------
Share value:                      NAV     POP        NAV       NAV     POP
------------------------------------------------------------------------------
10/31/96                        $10.67  $11.32     $10.60     10.63   11.02
------------------------------------------------------------------------------
4/30/97                          10.62   11.27      10.54     10.58   10.96
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1            4.14%   3.90%      3.56%     3.71%   3.58%
------------------------------------------------------------------------------
Current 30-day SEC yield2         3.83    3.61       3.10      3.35    3.23
------------------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2  Based on investment income, calculated using SEC guidelines.

TOTAL RETURN FOR PERIODS ENDED 3/31/97
(most recent calendar quarter)
                          Class A            Class B              Class M
(inception date)         (4/19/85)           (2/1/94)            (3/17/95)
                       NAV       POP       NAV      CDSC       NAV       POP
------------------------------------------------------------------------------
6 months               7.60%     1.40%     7.21%     2.24%     7.28%     3.51%
------------------------------------------------------------------------------
1 year                13.17      6.66     12.20      7.20     12.54      8.58
------------------------------------------------------------------------------
5 years               78.28     68.07        --        --        --        --
Annual average        12.26     10.94        --        --        --        --
------------------------------------------------------------------------------
10 years             165.02    149.70        --        --        --        --
Annual average        10.24      9.58        --        --        --        --
------------------------------------------------------------------------------
Life of class            --         --    38.33     35.33     36.66     31.91
Annual average           --         --    10.81     10.05     16.55     14.54
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and net asset value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions back into the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's 500 Index* is an unmanaged list of large-capitalization common stocks and is frequently used as a general gauge of stock market performance.

Lehman Brothers Government/Corporate Bond Index* is an unmanaged list of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, nonconvertible investment-grade corporate debt securities and U.S. dollar-denominated SEC-registered nonconvertible debt issued by foreign governmental entities or international agencies.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*These indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage commissions or other costs. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

WELCOME TO

                       www.putnaminv.com

Now you can get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and an economic outlook from Putnam experts -- with just a few clicks of the mouse!

Visit Putnam's new site on the World Wide Web to find out:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* daily fund pricing and long-term fund performance

* how to tell if your retirement savings plan is on track

* how quickly money can accumulate in a tax-deferred investment

You can also read Dr. Robert Goodman's economic commentary and Putnam's Capital Markets Forum outlook, search for a particular Putnam fund by name or objective . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape and an independent Internet service provider.

New features will be added to the site on an ongoing basis. So, visit us at http://www.putnaminv.com -- often!



Portfolio of investments owned
April 30, 1997 (Unaudited)


COMMON STOCKS (49.7%) *
NUMBER OF SHARES                                                                                       VALUE
Aerospace and Defense  (0.9%)
------------------------------------------------------------------------------------------------------------
           35,000  General Motors Corp. Class H                                               $    1,881,250
           32,000  Lockheed Martin Corp.                                                           2,864,000
           11,000  Northrop Grumman Corp.                                                            918,500
                                                                                              --------------
                                                                                                   5,663,750

Agriculture (0.1%)
------------------------------------------------------------------------------------------------------------
           11,013  PSF Holdings LLC Class A +                                                        291,845

Automotive (1.9%)
------------------------------------------------------------------------------------------------------------
            1,500  Bayerische Motoren Werke (BMW) AG (Germany)                                     1,230,049
           33,000  Eaton Corp.                                                                     2,470,875
           96,000  Ford Motor Co.                                                                  3,336,000
           73,000  General Motors Corp.                                                            4,224,875
                                                                                              --------------
                                                                                                  11,261,799

Basic Industrial Products (0.7%)
------------------------------------------------------------------------------------------------------------
           57,000  Deere (John) & Co.                                                              2,622,000
           66,000  New Holland N.V. (Netherlands) +                                                1,460,250
                                                                                              --------------
                                                                                                   4,082,250

Building and Construction (0.2%)
------------------------------------------------------------------------------------------------------------
           27,000  Masco Corp.                                                                     1,019,250

Business Equipment and Services (1.0%)
------------------------------------------------------------------------------------------------------------
           49,000  Deluxe Corp.                                                                    1,500,625
           24,800  Ikon Office Solutions, Inc.                                                       666,500
           64,000  Xerox Corp.                                                                     3,936,000
                                                                                              --------------
                                                                                                   6,103,125

Cable Television (0.2%)
------------------------------------------------------------------------------------------------------------
           85,500  Comcast Corp. Class A                                                           1,346,625

Chemicals (3.8%)
------------------------------------------------------------------------------------------------------------
           60,000  Bayer AG ADR (Germany)                                                          2,387,298
           27,000  Dow Chemical Co.                                                                2,291,625
           20,000  du Pont (E.I.) de Nemours & Co., Ltd.                                           2,122,500
           51,000  Eastman Chemical Co.                                                            2,601,000
           66,000  Hercules, Inc.                                                                  2,598,750
           35,000  Imperial Chemical Industries PLC ADR (United Kingdom)                           1,623,125
           58,000  Minnesota Mining & Manufacturing Co.                                            5,046,000
           37,000  PPG Industries, Inc.                                                            2,011,875
           12,000  Rohm & Haas Co.                                                                   999,000
           33,000  Witco Chemical Corp.                                                            1,233,375
                                                                                              --------------
                                                                                                  22,914,548

Computer Services and Software (1.3%)
------------------------------------------------------------------------------------------------------------
           30,000  Computer Associates Intl., Inc.                                                 1,560,000
           26,500  IBM Corp.                                                                       4,259,875
           66,000  NCR Corp. +                                                                     1,914,000
                                                                                              --------------
                                                                                                   7,733,875

Conglomerates (0.7%)
------------------------------------------------------------------------------------------------------------
           74,900  TRW, Inc.                                                                       3,904,163

Consumer Durable Goods (0.5%)
------------------------------------------------------------------------------------------------------------
           69,000  Whirlpool Corp.                                                                 3,225,750

Consumer Non-Durables (2.8%)
------------------------------------------------------------------------------------------------------------
           60,000  American Brands, Inc.                                                           3,225,000
           17,000  Colgate-Palmolive Co.                                                           1,887,000
           78,000  Kimberly-Clark Corp.                                                            3,997,500
           96,000  Philip Morris Cos., Inc.                                                        3,780,000
           69,000  RJR Nabisco Holdings Corp. +                                                    2,052,750
           57,300  Tupperware Corp. +                                                              1,905,225
                                                                                              --------------
                                                                                                  16,847,475

Consumer Related (0.3%)
------------------------------------------------------------------------------------------------------------
           42,000  Lowe's Cos., Inc.                                                               1,596,000

Consumer Services (0.4%)
------------------------------------------------------------------------------------------------------------
               25  AmeriKing, Inc. +                                                                   1,250
           45,000  McGraw-Hill, Inc.                                                               2,289,375
                                                                                              --------------
                                                                                                   2,290,625

Electronics and Electrical Equipment (2.0%)
------------------------------------------------------------------------------------------------------------
           60,000  Cooper Industries, Inc.                                                         2,760,000
           49,700  Hewlett-Packard Co.                                                             2,609,250
           26,000  Motorola, Inc.                                                                  1,488,500
           31,000  Siemens AG (Germany)                                                            1,681,587
           35,000  Texas Instruments, Inc.                                                         3,123,750
                                                                                              --------------
                                                                                                  11,663,087

Food and Beverages (2.4%)
------------------------------------------------------------------------------------------------------------
           60,700  Anheuser-Busch Cos., Inc.                                                       2,602,513
           35,000  Dole Food Co.                                                                   1,426,250
           53,500  Flowers Industries, Inc.                                                        1,304,063
           51,000  General Mills, Inc.                                                             3,162,000
           67,000  Sara Lee Corp.                                                                  2,814,000
          125,000  Whitman Corp.                                                                   2,890,625
                                                                                              --------------
                                                                                                  14,199,451

Health Care (0.8%)
------------------------------------------------------------------------------------------------------------
           78,400  Baxter International, Inc.                                                      3,753,400
           10,000  Warner-Lambert Co.                                                                980,000
                                                                                              --------------
                                                                                                   4,733,400

Insurance and Finance (8.6%)
------------------------------------------------------------------------------------------------------------
           54,000  Ahmanson (H.F.) & Co.                                                           2,058,750
           70,000  American General Corp.                                                          3,053,750
           44,000  AON Corp.                                                                       2,926,000
          102,000  Banc One Corp.                                                                  4,322,250
           48,000  Bank of New York Co., Inc.                                                      1,896,000
           30,377  Bankers Trust New York Corp.                                                    2,471,928
           26,000  Beneficial Corp.                                                                1,664,000
           11,600  CIGNA Corp.                                                                     1,744,350
           73,000  Fleet Financial Group, Inc.                                                     4,453,000
           54,000  Keycorp                                                                         2,814,750
           33,000  Mercantile Bancorpation, Inc.                                                   1,914,000
           49,000  Morgan (J.P.) & Co., Inc.                                                       4,991,875
           50,000  NationsBank Corp.                                                               3,018,750
           42,000  Norwest Corp.                                                                   2,094,750
           12,000  Old Kent Financial Corp.                                                          609,000
           85,000  PNC Bank Corp.                                                                  3,495,625
           36,000  Salomon, Inc.                                                                   1,800,000
           12,000  Southtrust Corp.                                                                  448,500
           35,000  St. Paul Cos., Inc.                                                             2,345,000
           61,500  Synovus Financial Corp.                                                         1,491,375
          103,000  USF&G Corp.                                                                     2,060,000
                                                                                              --------------
                                                                                                  51,673,653

Metals and Mining (0.4%)
------------------------------------------------------------------------------------------------------------
           11,900  Carpenter Technology Corp.                                                        483,438
           66,000  Freeport-McMoRan Copper & Gold Co., Inc. Class A                                1,848,000
                                                                                              --------------
                                                                                                   2,331,438

Office Supplies and Equipment (--%)
------------------------------------------------------------------------------------------------------------
           15,000  Unisource Worldwide, Inc. +                                                       221,250

Oil and Gas (5.4%)
------------------------------------------------------------------------------------------------------------
           53,000  Amoco Corp.                                                                     4,432,125
           18,000  British Petroleum PLC ADR (United Kingdom)                                      2,477,250
           67,500  Elf Aquitane ADR (France)                                                       3,282,188
          104,000  Exxon Corp.                                                                     5,889,000
           45,000  Mobil Corp.                                                                     5,850,000
          105,000  Occidental Petroleum Corp.                                                      2,323,125
           70,000  PanEnergy Corp.                                                                 3,097,500
           83,000  Total Corp. ADR (France)                                                        3,454,875
           48,000  YPF S.A. ADR (Argentina)                                                        1,326,000
                                                                                              --------------
                                                                                                  32,132,063

Packaging and Containers (0.4%)
------------------------------------------------------------------------------------------------------------
           48,000  Crown Cork & Seal Co., Inc.                                                     2,628,000

Paper and Forest Products (1.6%)
------------------------------------------------------------------------------------------------------------
           31,000  Chesapeake Corp.                                                                1,061,750
           30,000  Rayonier, Inc.                                                                  1,211,250
           42,000  Temple Inland, Inc.                                                             2,331,000
          113,000  Weyerhaeuser Co.                                                                5,169,750
                                                                                              --------------
                                                                                                   9,773,750

Pharmaceuticals (1.4%)
------------------------------------------------------------------------------------------------------------
           37,200  American Home Products Corp.                                                    2,464,500
           40,000  Bristol-Myers Squibb Co.                                                        2,620,000
          106,160  Pharmacia & Upjohn, Inc.                                                        3,144,990
                                                                                              --------------
                                                                                                   8,229,490

Photography (1.0%)
------------------------------------------------------------------------------------------------------------
           46,000  Eastman Kodak Co.                                                               3,841,000
           39,000  Polaroid Corp.                                                                  1,891,500
                                                                                              --------------
                                                                                                   5,732,500

Real Estate (0.6%)
------------------------------------------------------------------------------------------------------------
           38,400  Beacon Properties Corp.                                                         1,185,600
           23,000  Duke Realty Investments, Inc. (R)                                                 845,250
           25,000  Equity Residential Properties Trust (R)                                         1,093,750
           40,000  LTC Properties, Inc. (R)                                                          670,000
                                                                                              --------------
                                                                                                   3,794,600

Retail (1.3%)
------------------------------------------------------------------------------------------------------------
           45,000  Dayton-Hudson Corp.                                                             2,025,000
          109,000  K mart Corp. +                                                                  1,485,125
           46,000  Rite Aid Corp.                                                                  2,116,000
           48,000  Sears, Roebuck & Co.                                                            2,304,000
                                                                                              --------------
                                                                                                   7,930,125

Transportation (2.1%)
------------------------------------------------------------------------------------------------------------
            5,600  Burlington Northern Santa Fe Corp. +                                              441,000
           53,000  CSX Corp.                                                                       2,471,125
           41,000  Delta Air Lines, Inc.                                                           3,777,125
           18,000  Norfolk Southern Corp.                                                          1,617,750
          108,200  Ryder System, Inc.                                                              3,367,725
           12,400  Union Pacific Corp.                                                               790,500
                                                                                              --------------
                                                                                                  12,465,225

Utilities (6.9%)
------------------------------------------------------------------------------------------------------------
           30,000  American Telephone & Telegraph Co.                                              1,005,000
           51,000  Ameritech Corp.                                                                 3,117,375
           27,000  Baltimore Gas & Electric Co.                                                      688,500
           46,000  Bell Atlantic Corp.                                                             3,116,500
           57,000  BellSouth Corp.                                                                 2,536,500
           20,000  Carolina Power & Light Co.                                                        680,000
           24,000  Central & South West Corp.                                                        483,000
           95,000  Cinergy Corp.                                                                   3,158,750
           38,000  GTE Corp.                                                                       1,743,250
           74,000  MCI Communications Corp.                                                        2,821,250
           59,000  NYNEX Corp.                                                                     3,053,250
           36,000  OGE Energy Corp.                                                                1,494,000
           86,000  Pacific Enterprises                                                             2,633,750
           50,000  Potomac Electric Power Co.                                                      1,125,000
           34,000  Public Service Co. of Colorado                                                  1,317,500
           97,303  SBC Communications, Inc.                                                        5,400,317
           47,200  Scana Corp.                                                                     1,138,700
          106,000  Sprint Corp.                                                                    4,650,750
           21,000  Veba (Vereinigte Elektrizitaets Bergwerks) AG (Germany) +                       1,083,276
                                                                                              --------------
                                                                                                  41,246,668
                                                                                              --------------
                 Total Common Stocks  (cost $245,231,155)                                     $  297,035,780

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (20.9%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Agency Obligations (2.4%)
------------------------------------------------------------------------------------------------------------
      $ 2,285,000  Federal Home Loan Mortgage Corporation 8 1/2s,
                     TBA, June 16, 2027                                                       $    2,358,531
                   Federal National Mortgage Association
        9,790,000    7s, TBA, June 16, 2027                                                        9,484,063
        2,695,000    5.94s, December 12, 2005                                                      2,512,656
                                                                                              --------------
                                                                                                  14,355,250

U.S. Government Agency Mortgage Pass-Through Certificates (11.1%)
------------------------------------------------------------------------------------------------------------
                   Federal Home Loan Mortgage Corp.
       13,245,716    8 1/2s, with due dates from May 1, 2026 to March 1, 2027                     13,671,978
        6,938,698    5 1/2s, with due dates from March 1, 2011 to April 1, 2011                    6,461,664
                   Federal National Mortgage Association
        7,837,641    7s, with due dates from February 1, 2024 to
                     January 1, 2027                                                               7,592,724
        1,021,645    6s, Dwarf, with due dates from January 1, 2009 to
                     February 1, 2009                                                                971,842
                   Government National Mortgage Association
       11,089,666    7 1/2s, with due dates from June 15, 2026 to
                     February 15, 2027                                                            10,992,636
       23,467,694    7s, with due dates from March 15, 2026 to
                     April 15, 2027                                                               22,697,500
        4,228,996    6 1/2s, with due dates from January 15, 2026 to
                     May 15, 2026                                                                  3,973,909
                                                                                              --------------
                                                                                                  66,362,253

U.S. Treasury Obligations (7.4%)
------------------------------------------------------------------------------------------------------------
                   U.S. Treasury Bonds
          740,000    11 5/8s, November 15, 2004                                                      952,284
        3,660,000    10 3/4s, August 15, 2005 #                                                    4,576,720
           35,000    8 7/8s, August 15, 2017                                                          41,869
       10,295,000    8 1/8s, August 15, 2019                                                      11,519,178
                   U.S. Treasury Notes
           55,000    11 7/8s, November 15, 2003                                                       70,005
        1,795,000    6 7/8s, May 15, 2006                                                          1,810,150
        4,815,000    6 1/2s, October 15, 2006                                                      4,735,986
        7,350,000    6 3/8s, April 30, 1999                                                        7,363,745
        7,410,000    6 1/4s, February 15, 2007                                                     7,169,175
        5,855,000    6 1/4s, October 31, 2001                                                      5,783,628
                                                                                              --------------
                                                                                                  44,022,740
                                                                                              --------------
                 Total U.S. Government and Agency Obligations
                   (cost $125,327,618)                                                        $  124,740,243

CORPORATE BONDS AND NOTES (17.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Advertising (--%)
------------------------------------------------------------------------------------------------------------
       $   25,000  Adams Outdoor Advertising, Ltd. sr. notes 10 3/4s, 2006                    $       25,938
           40,000  Lamar Advertising Co. sr. sub. notes 9 5/8s, 2006                                  39,900
           10,000  Outdoor Systems, Inc. sr. sub. notes 9 3/8s, 2006                                   9,828
           55,000  Universal Outdoor, Inc. sr. sub. notes 9 3/4s, 2006                                54,450
                                                                                              --------------
                                                                                                     130,116

Aerospace and Defense (--%)
------------------------------------------------------------------------------------------------------------
           25,000  BE Aerospace sr. notes 9 3/4s, 2003                                                25,813
           25,000  Howmet Corp. sr. sub. notes 10s, 2003                                              26,625
           10,000  L-3 Communications Corp. 144A sr. sub. notes 10 3/8s, 2007                         10,300
           25,000  Sequa Corp. bonds 8 3/4s, 2001                                                     24,875
           25,000  Sequa Corp. sr. notes 9 5/8s, 1999                                                 25,375
           20,000  Tracor, Inc. 144A sr. sub. notes 8 1/2s, 2007                                      19,600
           25,000  Wyman-Gordon Co. sr. notes 10 3/4s, 2003                                           26,625
                                                                                              --------------
                                                                                                     159,213

Agriculture (--%)
------------------------------------------------------------------------------------------------------------
           25,000  AGCO Corp. sr. sub. notes 8 1/2s, 2006                                             25,250
          121,274  Premium Standard Farms, Inc. sr. secd. notes 11s, 2003 [2 DBL. DAGGERS]           129,157
                                                                                              --------------
                                                                                                     154,407
Apparel (--%)
------------------------------------------------------------------------------------------------------------
           10,000  GFSI, Inc. 144A sr. sub. notes 9 5/8s, 2007                                         9,900

Automotive (0.1%)
------------------------------------------------------------------------------------------------------------
           47,000  Aftermarket Technology Corp. sr. sub. notes 12s, 2004                              51,700
          680,000  Chrysler Corp. deb. Ser. B, 7.45s, 2097                                           640,846
           15,000  CSK Auto, Inc. 144A sr. sub. notes 11s, 2006                                       15,375
           25,000  DRA, Inc. 144A notes 11 1/2s, 2004 [2 DBL. DAGGERS]                                25,250
           35,000  Harvard Industries Inc. sr. notes 11 1/8s, 2005                                    15,750
            5,000  Hawk Corp. sr. notes 10 1/4s, 2003                                                  5,038
           25,000  Key Plastics Corp. 144A sr. sub. notes 10 1/4s, 2007                               25,250
            5,000  Safelite Glass Corp. 144A sr. sub. notes 9 7/8s, 2006                               5,075
                                                                                              --------------
                                                                                                     784,284

Banks (0.2%)
------------------------------------------------------------------------------------------------------------
          740,000  Abbey National PLC sub. notes 7.35s, 2049
                     (United Kingdom)                                                                731,024
          445,000  First National Bank of Omaha sub. notes 7.32s, 2010                               423,484
                                                                                              --------------
                                                                                                   1,154,508

Basic Industrial Products (--%)
------------------------------------------------------------------------------------------------------------
           20,000  Astor Corp. 144A sr. sub. notes 10 1/2s, 2006                                      20,400
           45,000  Clark-Schwebel sr. notes 10 1/2s, 2006                                             47,700
            5,000  Inter-City Products sr. notes 9 3/4s, 2000                                          5,000
            5,000  Owens Illinois, Inc. sr. sub. notes 9 3/4s, 2004                                    5,288
            5,000  Titan Wheel International Inc. sr. sub. notes 8 3/4s, 2007                          5,000
                                                                                              --------------
                                                                                                      83,388

Broadcasting (0.1%)
------------------------------------------------------------------------------------------------------------
           25,000  Allbritton Communications Co. sr. sub. deb. 11 1/2s, 2004                          26,125
           45,000  Argyle Television Corp. sr. sub. notes 9 3/4s, 2005                                46,125
           45,000  Capstar Broadcasting 144A sr. disc. notes stepped-coupon
                     zero % (12 3/4s, 2/1/02), 2009 ++                                                25,088
           40,000  Commodore Media, Inc. sr. sub. notes stepped-coupon
                     7 1/2s, (13 1/4s, 5/1/98), 2003 ++                                               42,600
          150,000  Dial Call Communications, Inc. sr. disc. notes stepped-
                     coupon zero % (12 1/4s, 4/15/99), 2004 ++                                       117,750
           10,000  Gray Communications Systems, Inc. sr. sub. notes
                     10 5/8s, 2006                                                                    10,200
           15,000  Heritage Media Corp. sr. sub. notes 8 3/4s, 2006                                   15,600
           20,000  Jacor Communications, Inc. company guaranty 9 3/4s, 2006                           20,450
           45,000  Jacor Communications, Inc. sr. sub. notes 10 1/8s, 2006                            46,575
           35,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon
                     zero % (13 1/2s, 8/1/99), 2004 ++                                                28,963
           25,000  Pegasus Media & Communications notes
                     Ser. B, 12 1/2s, 2005                                                            26,750
           15,000  RBS Participacoes S.A. 144A company guaranty 11s, 2007
                     (Brazil)                                                                         15,147
           40,000  Sinclair Broadcasting Group sr. sub. notes 10s, 2005                               40,700
           25,000  Spanish Broadcasting Systems 144A sr. notes 11s, 2004                              25,125
           45,000  Sullivan Broadcasting sr. sub. notes 10 1/4s, 2005                                 45,000
           15,000  TV Azteca Sa De Cv 144A sr. notes 10 1/2s, 2007 (Mexico)                           14,756
                                                                                              --------------
                                                                                                     546,954

Building and Construction  (--%)
------------------------------------------------------------------------------------------------------------
           35,000  Atrium Companies Inc. 144A sr. sub. notes 10 1/2s, 2006                            35,000
           10,000  Building Materials Corp. sr. notes Ser. B, 8 5/8s, 2006                             9,650
           20,000  Continental Homes Holding Corp. sr. notes 10s, 2006                                19,700
           35,000  Schuller International Corp. sr. notes 10 7/8s, 2004                               38,150
           35,000  Scotsman Group, Inc. sr. secd. notes 9 1/2s, 2000                                  36,750
           40,000  Terex Corp. sr. notes Ser. B, 13 1/4s, 2002                                        43,950
            5,000  Webb (Del E.) Corp. sr. sub. notes 9 3/4s, 2008                                     4,775
                                                                                              --------------
                                                                                                     187,975

Business Equipment and Services (0.1%)
------------------------------------------------------------------------------------------------------------
          475,000  Boise Cascade Corp. deb. 7.35s, 2016                                              439,114
           40,000  Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004                        38,800
           30,000  Intertek Finance PLC 144A sr. sub. notes 10 1/4s, 2006
                     (United Kingdom)                                                                 30,900
           15,000  Iron Mountain, Inc. med. term notes company guaranty
                     10 1/8s, 2006                                                                    15,244
           10,000  Loomis Fargo & Co. 144A sr. sub. notes 10s, 2004                                   10,100
           35,000  Pierce Leahy Corp. sr. sub. notes 11 1/8s, 2006                                    37,800
                                                                                              --------------
                                                                                                     571,958

Cable Television (0.3%)
------------------------------------------------------------------------------------------------------------
           15,000  Bell Cablemedia PLC sr. disc. notes zero %
                     (11.95s, 7/15/99), 2004 (United Kingdom) ++                                      13,200
            5,000  Cablevision Systems Corp. sr. sub. deb. 9 7/8s, 2023                                4,700
        1,465,000  Continental Cablevision, Inc. sr. deb. 9 1/2s, 2013                             1,639,950
            5,000  Diamond Cable Communication Co. sr. disc. notes
                     stepped-coupon zero % (13 1/2s, 9/30/99), 2004
                     (United Kingdom) ++                                                               4,100
            5,000  Diamond Cable Communications Co. 144A sr. disc. notes stepped-coupon zero % (10 3/4s, 2/15/02), 2007
                     (United Kingdom) ++                                                               2,975
           35,000  Heartland Wireless Communications, Inc. sr. notes
                     Ser. B, 14s, 2004                                                                16,800
           25,000  Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                                23,906
           45,000  Marcus Cable Co. (L.P.) sr. deb. 11 7/8s, 2005                                     47,025
           25,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon
                     zero % (14 1/4s, 6/15/00), 2005 ++                                               17,813
            5,000  Rogers Communications, Inc. sr. deb. 10 7/8s, 2004                                  5,200
            5,000  Rogers Cablesystems Ltd. deb. 10 1/8s, 2012 (Canada)                                5,113
           25,000  TCI Satellite Entertainment 144A sr. sub. notes 10 7/8s, 2007                      23,750
           20,000  TV Filme, Inc. 144A sr. notes 12 7/8s, 2004 (Brazil)                               20,300
                                                                                              --------------
                                                                                                   1,824,832

Chemicals (0.4%)
------------------------------------------------------------------------------------------------------------
           15,000  Freedom Chemicals, Inc. sr. sub. notes 10 5/8s, 2006                               15,563
           45,000  Great Lakes Carbon Corp. sr. notes 10s, 2006                                       46,800
          900,000  Lyondell Petrochemical Co. notes 9 1/8s, 2002                                     973,116
          895,000  Millennium America, Inc. company guaranty 7 5/8s, 2026                            833,943
           25,000  NL Industries, Inc. sr. notes stepped-coupon zero %
                     (13s, 10/15/98), 2005 ++                                                         23,094
          475,000  Sociedad Quimica Y Minera de Chile S.A. 144A
                     bonds 7.7s, 2006 (Chile)                                                        475,594
           40,000  Sterling Chemicals Holdings sr. disc. notes stepped-coupon
                     zero % (13 1/2s, 8/15/01), 2008 ++                                               25,300
           15,000  Union Carbide Global Enterprises sr. sub. Ser. B, 12s, 2005                        16,800
                                                                                              --------------
                                                                                                   2,410,210

Computer Services and Software (--%)
------------------------------------------------------------------------------------------------------------
           35,000  Unisys Corp. sr. notes 11 3/4s, 2004                                               36,838

Conglomerates (--%)
------------------------------------------------------------------------------------------------------------
           15,000  Aramark Corp. sub. notes 8 1/2s, 2003                                              15,188
           20,000  Congoleum Corp. sr. notes 9s, 2001                                                 20,000
           40,000  MacAndrews & Forbes Holdings, Inc. sub. deb.
                     notes 13s, 1999                                                                  40,100
                                                                                              --------------
                                                                                                      75,288

Consumer Durable Goods (--%)
------------------------------------------------------------------------------------------------------------
           40,000  Remington Products Co. sr. sub. notes Ser. B, 11s, 2006                            33,800
           50,000  Selmer Co., Inc. sr. sub. notes 11s, 2005                                          53,500
                                                                                              --------------
                                                                                                      87,300

Consumer Non-Durables (0.1%)
------------------------------------------------------------------------------------------------------------
           30,000  Foamex (L.P.) Capital Corp. sr. sub. deb. 11 7/8s, 2004                            32,175
           50,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                      50,500
          430,000  RJR Nabisco, Inc. notes 8 3/4s, 2005                                              417,444
                                                                                              --------------
                                                                                                     500,119

Consumer Products (0.1%)
------------------------------------------------------------------------------------------------------------
          295,000  Philip Morris Cos., Inc. deb. 7 3/4s, 2027                                        278,026
           50,000  Revlon Worldwide Corp. 144A sr. disc. notes zero %, 2001                           32,750
                                                                                              --------------
                                                                                                     310,776

Consumer Services (--%)
------------------------------------------------------------------------------------------------------------
           45,000  Affinity Group Holdings 144A sr. notes 11s, 2007                                   46,125
           15,000  AmeriKing, Inc. sr. notes 10 3/4s, 2006                                            15,525
           40,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                     44,000
           45,000  FRD Acquisition Co. sr. notes Ser. B, 12 1/2s, 2004                                46,575
           15,000  Hollinger International Publishing, Inc. company guaranty
                     9 1/4s, 2007                                                                     14,813
           15,000  Hollinger International Publishing, Inc. company guaranty
                     8 5/8s, 2005                                                                     14,813
           30,000  Host Marriott Travel Plaza sr. notes Ser. B, 9 1/2s, 2005                          30,525
           25,000  John Q Hammons Hotels, Inc. 1st mtge. 8 7/8s, 2004                                 24,500
           20,000  Specialty Retailers, Inc. sr. sub. notes 11s, 2003                                 21,050
                                                                                              --------------
                                                                                                     257,926

Electronics and Electrical Equipment (0.1%)
------------------------------------------------------------------------------------------------------------
           25,000  Celestica International Ltd. 144A sr. sub. notes 10 1/2s,
                     2006 (Canada)                                                                    26,438
           25,000  Fairchild Semiconductor Corp. 144A sr. sub. notes 11.74s,
                     2008                                                                             22,083
           20,000  Fairchild Semiconductor Corp. 144A sr. sub. notes 10 1/8s,
                     2007                                                                             20,200
           25,000  Health O Meter Products, Inc. sr. sub. notes 13s, 2002                             27,375
           50,000  International Semi-Tech. Corp. sr. secd. disc. notes stepped-
                     coupon zero % (11 1/2s, 8/15/00), 2003 (Canada) ++                               27,625
           40,000  Motors and Gears Inc. 144A sr. notes Ser. A, 10 3/4s, 2006                         40,100
                                                                                              --------------
                                                                                                     163,821

Energy-Related (--%)
------------------------------------------------------------------------------------------------------------
           40,000  Panda Global Energy Co. 144A sr. notes 12 1/2s, 2004                               38,000

Entertainment (0.6%)
------------------------------------------------------------------------------------------------------------
          855,000  News America Holdings, Inc. deb. 7 3/4s, 2045                                     772,467
           30,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                    33,000
           35,000  Six Flags Corp. sr. sub. notes stepped-coupon zero %
                     (12 1/4s, 6/15/98), 2005 ++                                                      34,563
        2,100,000  Time Warner Entertainment Inc. deb. 7 1/4s, 2008                                2,032,065
          615,000  Time Warner Entertainment Inc. notes 8 7/8s, 2012                                 664,458
            5,000  Viacom International, Inc. sub. deb. 8s, 2006                                       4,669
                                                                                              --------------
                                                                                                   3,541,222

Food and Beverages (0.1%)
------------------------------------------------------------------------------------------------------------
           45,000  Canandaigua Wine Co. sr. sub. notes Ser. C, 8 3/4s, 2003                           44,775
           10,000  Del Monte Corp. 144A sr. sub. notes 12 1/4s, 2007                                  10,300
           80,000  Mafco, Inc. sr. sub. notes 11 7/8s, 2002                                           85,000
           10,000  MBW Foods, Inc. 144A sr. sub. notes 9 7/8s, 2007                                   10,000
           35,000  Stater Brothers sr. notes 11s, 2001                                                37,275
                                                                                              --------------
                                                                                                     187,350

Gaming (0.1%)
------------------------------------------------------------------------------------------------------------
           50,000  Alliance Gaming Corp. sr. notes 12 7/8s, 2003                                      53,938
           25,000  Argosy Gaming Co. 1st mtge. 13 1/4s, 2004                                          22,375
          125,000  Arizona Charlies Corp. 1st mtge. Ser. B, 12s, 2000 +                               71,250
           30,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                       30,225
           25,000  Casino Magic Corp. 144A 1st mtge. 13s, 2003                                        20,750
           50,000  Coast Hotels & Casinos company guaranty Ser. B, 13s, 2002                          54,750
           35,000  Empress River Casino sr. notes 10 3/4s, 2002                                       36,925
           20,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                        20,300
           25,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                     25,625
          259,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                            261,590
           35,000  Mohegan Tribal Gaming sr. secd. notes Ser. B, 13 1/2s, 2002                        45,850
           45,000  Players International Inc. sr. notes 10 7/8s, 2005                                 46,688
           30,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                 29,175
                                                                                              --------------
                                                                                                     719,441

Health Care (0.5%)
------------------------------------------------------------------------------------------------------------
        1,340,000  Columbia Healthcare Corp. deb. 8.36s, 2024                                      1,437,083
           15,000  Genesis Health Ventures, Inc. sr. sub. notes 9 1/4s, 2006                          15,075
           35,000  Graphic Controls Corp. sr. sub. notes Ser. A, 12s, 2005                            38,063
           55,000  IMED Corp. sr. sub. notes 9 3/4s, 2006                                             55,000
           15,000  Integrated Health Services sr. sub. notes 9 5/8s, 2002                             15,300
           35,000  Magellan Health Services, Inc. sr. sub. deb.
                     Ser. A, 11 1/4s, 2004                                                            38,675
           35,000  Merit Behavioral Care sr. sub. notes 11 1/2s, 2005                                 37,625
           60,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                     56,700
        1,020,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                         999,600
           25,000  Tenet Healthcare Corp. sr. sub. notes 8 5/8s, 2007                                 24,875
           35,000  Wright Medical Technology, Inc. sr. secd. notes
                     Ser. B, 10 3/4s, 2000                                                            35,350
                                                                                              --------------
                                                                                                   2,753,346

Insurance and Finance (7.3%)
------------------------------------------------------------------------------------------------------------
           10,000  Aames Financial Corp. sr. notes 9 1/8s, 2003                                        9,300
        1,890,000  Advanta National Bank sr. notes 7.02s, 2001                                     1,837,760
          485,000  Allstate Financing II company guaranty 7.83s, 2045                                455,633
        1,015,000  Bangkok Bank Public Co. 144A sub. notes 8 3/8s, 2027
                     (Hong Kong)                                                                     987,869
        1,145,000  Bangkok Bank Public Co. 144A sub. notes 8 1/4s, 2016
                     (Thailand)                                                                    1,113,673
        1,215,000  BankAmerica Corp. sub. notes 7 1/8s, 2009                                       1,178,732
           35,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                               34,475
        2,200,000  Citicorp sub. notes 7 1/8s, 2005                                                2,184,270
           15,000  Colonial Capital I 144A company guaranty 8.92s, 2027                               14,576
        1,165,000  Conseco Inc. sr. notes 10 1/2s, 2004                                            1,350,375
        3,150,000  Den Danske Bank 144A sub. notes 6.55s, 2003 (Denmark)                           3,047,027
           10,000  Dime Capital Trust I bank gtd. Ser. A, 9.33s, 2027                                 10,000
        1,710,000  Discover Credit Corp. med. term notes 9.07s, 2012                               1,935,754
           20,000  Dollar Financial Group Inc. sr. notes Ser. A, 10 7/8s, 2006                        20,300
        1,895,000  Executive Risk Capital Trust 144A company guaranty
                     8.675s, 2027                                                                  1,870,934
          540,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                             533,925
           35,000  First Nationwide Holdings sr. sub. notes 10 5/8s, 2003                             37,100
        1,070,000  Firstar Capital Trust I 144A bonds 8.32s, 2026                                  1,067,047
        1,920,000  Ford Motor Credit Corp. notes 8.2s, 2002                                        2,011,277
        1,675,000  Lehman Bros Holdings, Inc. med. term notes 6.4s, 1999                           1,657,212
        1,015,000  Markel Capital Trust I 144A company guaranty
                     8.71s, 2046                                                                   1,005,286
        1,195,000  Money Store, Inc. (The) notes 8.05s, 2002                                       1,195,000
           25,000  North Fork Bancorp, Inc. 144A bonds 8.7s, 2026                                     24,240
            5,000  Ocwen Federal Bank FSB sub. deb. 12s, 2005                                          5,413
            5,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                           5,337
          470,000  Orange Cogen Funding 144A company guaranty
                     8.175s, 2022                                                                    472,519
           20,000  Outsourcing Solutions, Inc. 144A sr. sub. notes 11s, 2006                          21,250
        1,265,000  Peoples Bank- Bridgeport sub. notes 7.2s, 2006                                  1,219,409
        1,335,000  Phoenix Home Life Mutual Insurance Co. 144A
                     notes 6.95s, 2006                                                             1,283,069
           20,000  Phoenix Re Corp. sr. notes 9 3/4s, 2003                                            21,425
           35,000  PRT Funding Corp. sr. notes 11 5/8s, 2004                                          25,200
            5,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                            5,138
           15,000  Riggs Capital Trust bonds 8 5/8s, 2026                                             15,094
        2,500,000  Riggs National Corp. sub. deb. 8 1/2s, 2006                                     2,525,000
        1,100,000  Salton Sea Funding Corp. company guaranty
                     Ser. E, 8.3s, 2011                                                            1,125,905
        1,600,000  Sampoerna International Finance Co. 144A company
                     guaranty 8 3/8s, 2006 (Indonesia)                                             1,616,624
        2,000,000  Scotland International Finance 144A sub. notes 8.85s,
                     2006 (Netherlands)                                                            2,193,980
        1,100,000  Societe Generale 144A notes 7.85s, 2049 (France)                                1,105,500
          885,000  Southern Investments Service Co. sr. notes 6.8s, 2006
                     (United Kingdom)                                                                851,972
           20,000  Sovereign Capital Trust 144A company guaranty 9s, 2027                             19,500
        1,095,000  Sparbanken Sverige AB (Swedbank) 144A sub. 7 1/2s,
                     2006 (Sweden)                                                                 1,077,546
          985,000  St. Paul Bancorp sr. notes 7 1/8s, 2004                                           960,326
          635,000  State Development Bank of China notes 7 3/8s, 2007
                     (China)                                                                         629,114
          585,000  State Street Institution 144A company guaranty 7.94s, 2026                        568,427
        1,365,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                     1,366,679
        1,235,000  Trenwick Capital Trust 144A bonds 8.82s, 2037                                   1,238,223
           25,000  Webster Capital Trust I 144A bonds 9.36s, 2027                                     25,515
        1,500,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                  1,505,925
                                                                                              --------------
                                                                                                  43,465,855

Medical Supplies and Devices (--%)
------------------------------------------------------------------------------------------------------------
           25,000  Dade International, Inc. sr. sub. notes Ser. B, 11 1/8s, 2006                      27,313

Metals and Mining (0.3%)
------------------------------------------------------------------------------------------------------------
           35,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                              34,563
           10,000  Altos Hornos De Mexico 144A bonds 11 7/8s,
                     2004 (Mexico)                                                                    10,125
           25,000  Continental Global Group 144A sr. notes
                     Ser. A, 11s, 2007                                                                25,750
           15,000  Echo Bay Mines jr. sub. deb. 11s, 2027 (Canada)                                    14,775
            5,000  Ispat Mexicana, S.A. 144A bonds 10 3/8s, 2001 (Brazil)                              5,106
           25,000  Maxxam Group Holdings Inc. sr. notes Ser. B, 12s, 2003                             25,250
          750,000  Noranda  Inc. notes 7s, 2005 (Canada)                                             726,855
        1,035,000  PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                        1,119,694
           30,000  Royal Oak Mines, Inc. company guaranty Ser. B, 11s, 2006
                     (Canada)                                                                         30,150
                                                                                              --------------
                                                                                                   1,992,268
Motion Picture Distribution (--%)
------------------------------------------------------------------------------------------------------------
           55,000  Act III Theatres, Inc. sr. sub. notes 11 7/8s, 2003                                59,675
           40,000  AMC Entertainment, Inc. 144A sr. sub. notes 9 1/2s, 2009                           39,600
           20,000  Cobb Theatres LLC company guaranty 10 5/8s, 2003                                   20,700
           30,000  United Artists notes 11 1/2s, 2002                                                 31,200
                                                                                              --------------
                                                                                                     151,175

Oil and Gas (0.9%)
------------------------------------------------------------------------------------------------------------
           30,000  Abraxas Petroleum Corp. 144A sr. notes
                     Ser. B, 11 1/2s, 2004                                                            31,800
           25,000  Benton Oil & Gas Co. sr. notes 11 5/8s, 2003                                       26,750
           20,000  Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                    21,712
           20,000  CIA Naviera Perez Companc S.A. 144A bonds 9s,
                     2004 (Argentina)                                                                 20,038
            5,000  Costilla Energy, Inc. sr. notes 10 1/4s, 2006                                       5,025
          680,000  El Paso Natural Gas Co. deb. 7 1/2s, 2026                                         660,049
          970,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006
                     (Canada)                                                                        996,675
          685,000  Husky Oil Ltd. deb. 7.55s, 2016 (Canada)                                          664,347
           15,000  Kelley Oil & Gas Corp. sr. sub. notes Ser. B, 10 3/8s, 2006                        15,000
            5,000  Maxus Energy Corp. global notes 9 7/8s, 2002                                        5,163
           20,000  Maxus Energy Corp. notes 9 1/2s, 2003                                              20,600
            5,000  Maxus Energy Corp. notes 9 3/8s, 2003                                               5,263
           30,000  Parker Drilling Corp. sr. notes Ser. B, 9 3/4s, 2006                               30,825
          640,000  Petro Geo-Services, A.S. ADR notes 7 1/2s, 2007 (Norway)                          636,000
          215,000  Petroliam Nasional Berhad 144A notes 7 5/8s, 2026
                     (Malaysia)                                                                      211,364
        1,655,000  Petroliam Nasional Berhad 144A notes 7 1/8s, 2005
                     (Malaysia)                                                                    1,641,164
            5,000  Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                              5,200
          133,000  TransTexas Gas Corp. sr. disc. notes stepped-coupon
                     zero % (13 1/4s, 12/16/01), 2003 ++                                              83,790
                                                                                              --------------
                                                                                                   5,080,765

Packaging and Containers (--%)
------------------------------------------------------------------------------------------------------------
           30,000  Innova S De R.L. 144A sr. notes 12 7/8s, 2007 (Mexico)                             29,550
            5,000  Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002                                   5,431
           20,000  Radnor Holdings Corp. 144A sr. notes 10s, 2003                                     20,300
           20,000  US Can Corp. company guaranty Ser. B, 10 1/8s, 2006                                20,900
                                                                                              --------------
                                                                                                      76,181

Paper and Forest Products (.1%)
------------------------------------------------------------------------------------------------------------
           35,000  Domtar, Inc. deb. 9 1/2s, 2016 (Canada)                                            34,300
           25,000  Florida Coast Paper LLC 1st mtge. Ser. B, 12 3/4s, 2003                            24,000
           50,000  Rainy River Forest Products, Inc. sr. notes 10 3/4s, 2001
                     (Canada)                                                                         54,750
           60,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                               56,400
           10,000  Repap New Brunswick sr. notes 9 1/2s, 2000 (Canada)                                 9,800
           45,000  Stone Consolidated Corp. sr. notes 10 1/4s, 2000                                   47,925
                                                                                              --------------
                                                                                                     227,175

Publishing (0.3%)
------------------------------------------------------------------------------------------------------------
           35,000  American Media Operation, Inc. sr. sub. notes 11 5/8s,
                     2004                                                                             37,450
        2,085,000  News America Holdings, Inc. deb. 7.7s, 2025                                     1,912,696
           10,000  Sun Media Corp. 144A sr. sub. notes 9 1/2s, 2007 (Canada)                           9,650
                                                                                              --------------
                                                                                                   1,959,796

Real Estate (0.6%)
------------------------------------------------------------------------------------------------------------
          275,000  American Health Properties, Inc. notes 7 1/2s, 2007 (R)                           271,640
          205,000  American Health Properties, Inc. notes 7.05s, 2002 (R)                            202,774
          630,000  Health Care Property Investors, Inc. sr. notes 6 1/2s, 2006 (R)                   587,765
        1,620,000  Meditrust med. term notes 7.3s, 2006 (R)                                        1,576,957
            5,000  Prime Hospitality Corp. 1st mtge. 9 1/4s, 2006                                      5,088
           35,000  Prime Hospitality Corp. 144A sr. sub. notes 9 3/4s, 2007                           35,700
        1,015,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003 (R)                                1,027,373
           40,000  Tanger Properities Ltd. Partnership Gtd. notes 8 3/4s,
                     2001 (R)                                                                         40,815
                                                                                              --------------
                                                                                                   3,748,112

Recreation (--%)
------------------------------------------------------------------------------------------------------------
           45,000   Lady Luck Gaming 1st mtge. 11 7/8s, 2001                                          45,000

Retail (0.2%)
------------------------------------------------------------------------------------------------------------
           50,000  Brylane (L.P.) sr. sub. notes 10s, 2003                                            51,750
          975,000  Federated Department Stores sr. notes 8 1/2s, 2003                              1,013,795
           40,000  Loehmanns, Inc. sr. notes 11 7/8s, 2003                                            41,600
           40,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                         41,000
           15,000  Quality Food Centers, Inc. 144A sr. sub. notes 8.7s, 2007                          14,775
           20,000  Ralphs Grocery Co. 144A sr. sub. notes 11s, 2005                                   21,200
          110,000  Southland Corp. 1st priority sr. sub. deb. 5s, 2003                                91,300
            5,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                           3,800
           20,000  Supermercados Norte 144A bonds 10 7/8s,
                     2004 (Argentina)                                                                 20,000
           35,000  Waban, Inc. sr. sub. notes 11s, 2004                                               39,025
           20,000  William Carter Co. 144A sr. sub. notes 12s, 2008                                   20,400
                                                                                              --------------
                                                                                                   1,358,645

Specialty Consumer Products (--%)
------------------------------------------------------------------------------------------------------------
           45,000  Coty, Inc. Gtd. sr. sub. notes 10 1/4s, 2005                                       47,700
           25,000  Genesco, Inc. sr. notes 10 3/8s, 2003                                              25,688
           45,000  Herff Jones, Inc. sr. sub. notes 11s, 2005                                         47,700
           60,000  Sassco Fashions Ltd. 144A notes 12 3/4s, 1999                                      62,100
                                                                                              --------------
                                                                                                     183,188

Technology (--%)
------------------------------------------------------------------------------------------------------------
           25,000  Computervision Corp. sr. sub. notes 11 3/8s, 1999                                  24,719

Telecommunications (0.5%)
------------------------------------------------------------------------------------------------------------
           50,000  Arch Communications Group sr. disc. notes stepped-
                     coupon zero % (10 7/8s, 3/15/01), 2008 ++                                        22,750
           55,000  Call-Net Enterprises sr. disc. notes stepped-coupon
                     zero % (13 1/4s, 12/1/99), 2004 ++                                               46,200
          100,000  Cencall Communications Corp. sr. disc. notes stepped-
                     coupon zero % (10 1/8s, 1/15/99), 2004 ++                                        74,000
            5,000  Centennial Cellular Corp. sr. notes 10 1/8s, 2005                                   5,044
           45,000  Centennial Cellular Corp. sr. notes 8 7/8s, 2001                                   43,650
           10,000  Consorcio Ecuatoriano 144A notes 14s, 2002 (Ecuador)                               10,100
          150,000  Dial Call Communication, Inc. sr. disc. notes stepped-
                     coupon Ser. B, zero % (10 1/4s, 12/15/98), 2005 ++                              111,375
           25,000  Dobson Communications Corp. 144A sr. notes 11 3/4s,
                     2007                                                                             24,000
           20,000  Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                    21,600
           25,000  Frontiervision Operating Partners L.P. sr. sub. notes 11s,
                     2006                                                                             25,063
           40,000  Globo Communicacoes 144A company guaranty 10 1/2s,
                     2006 (Brazil)                                                                    40,900
           80,000  Intercel, Inc. sr. disc. notes stepped-coupon zero %
                     (12s, 5/1/01), 2006 ++                                                           44,700
           35,000  Intermedia Communications, Inc. sr. disc. notes stepped-
                     coupon zero % (12 1/2s, 5/15/01), 2006 ++                                        22,575
           35,000  Intermedia Communications, Inc. sr. notes
                     Ser. B, 13 1/2s, 2005                                                            39,025
           70,000  International Cabletel, Inc. sr. notes stepped-coupon
                     Ser. B, zero % (11 1/2s, 2/01/01), 2006 ++                                       45,850
           50,000  McLeod, Inc. 144A sr. disc. notes stepped-coupon zero %
                     (10 1/2s, 3/1/02), 2007 ++                                                       28,625
           25,000  MFS Communications sr. disc. notes stepped-coupon
                     zero % (8 7/8s, 1/1/01), 2006 ++                                                 18,963
           65,000  MFS Communications sr. disc. notes stepped-coupon
                     zero % (9 3/8s, 1/15/99), 2004 ++                                                59,095
           75,000  Millicom International Cellular S.A. sr. disc. notes stepped-
                     coupon zero % (13 1/2s, 6/1/01), 2006 (Luxembourg) ++                            52,500
           30,000  Mobile Telecommunications Tech. sr. notes 13 1/2s, 2002                            29,700
          210,000  NEXTEL Communications, Inc. sr. disc. notes stepped-
                     coupon zero % (9 3/4s, 2/15/99), 2004 ++                                        152,775
           65,000  Omnipoint Corp. sr. notes 11 5/8s, 2006                                            50,700
           50,000  Orbcomm Global Capital Corp. sr. notes Ser. B, 14s, 2004                           51,000
           30,000  Paging Network, Inc. sr. sub. notes 10s, 2008                                      26,700
           35,000  Pricellular Wireless Corp. sr. notes 10 3/4s, 2004                                 36,050
           20,000  Pronet, Inc. sr. sub. notes 11 7/8s, 2005                                          18,400
           95,000  Teleport Communications Group Inc. sr. disc. notes
                     stepped-coupon zero % (11 1/8s, 7/1/01), 2007 ++                                 65,313
           15,000  Wireless One, Inc. sr. notes 13s, 2003                                              9,750
        1,790,000  WorldCom, Inc. notes 7 3/4s, 2007                                               1,763,150
                                                                                              --------------
                                                                                                   2,939,553

Textiles (--%)
------------------------------------------------------------------------------------------------------------
            5,000  Anvil Knitwear Inc. 144A sr. notes 10 7/8s, 2007                                    4,875
           10,000  Glenoit Corp. 144A sr. sub. notes 11s, 2007                                        10,100
           65,000  Polysindo International Finance company guaranty 11 3/8s,
                     2006 (Indonesia)                                                                 68,250
           40,000  Tultex Corp. sr. notes 10 5/8s, 2005                                               43,350
                                                                                              --------------
                                                                                                     126,575

Transportation (0.4%)
------------------------------------------------------------------------------------------------------------
           10,000  Atlantic Express, Inc. 144A company guaranty 10 3/4s, 2004                         10,250
           20,000  Blue Bird Body Co. sr. sub. notes Ser. B, 10 3/4s, 2006                            20,900
        1,690,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                 1,586,437
           30,000  Consorcio/MCII Holdings secd. notes stepped-coupon
                     zero % (12s, 11/15/98), 2002 ++                                                  25,425
          520,000  Continental Airlines, Inc. 144A bonds 7.42s, 2008                                 518,960
           35,000  Eletson Holdings, Inc. 1st pfd. mtge. notes 9 1/4s, 2003
                     (Greece)                                                                         34,300
           45,000  International Shipholding Corp. sr. notes 9s, 2003                                 45,900
           35,000  Viking Star Shipping sr. secd. notes 9 5/8s, 2003                                  35,875
                                                                                              --------------
                                                                                                   2,278,047

Utilities (4.0%)
------------------------------------------------------------------------------------------------------------
           25,000  AES China Generating Co. sr. notes 10 1/8s, 2006 (China)                           25,656
          750,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                 721,583
        1,135,000  California Energy Corp. disc. notes
                     10 1/4s, 2005                                                                 1,208,775
            5,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                      4,988
        1,125,000  Citizens Utilities Co. bonds 7.68s, 2034                                        1,212,525
        1,065,000  Connecticut Light & Power Co. 1st mtge.
                     Ser. A, 7 7/8s, 2001                                                          1,065,735
          305,000  Edison Mission Energy 144A company guaranty 7.33s,
                     2008                                                                            300,471
        1,382,000  EIP Funding-Public Service Co. of New Mexico deb.
                     10 1/4s, 2012                                                                 1,516,621
        1,910,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                             1,917,220
           25,000  El Paso Electric Co. 1st mtge. Ser. D, 8.9s, 2006                                  25,982
          775,000  Enersis S.A. ADR notes 7.4s, 2016 (Chile)                                         729,756
          775,000  Enersis S.A. ADR notes 6.6s, 2026 (Chile)                                         747,720
           30,000  First PV Funding deb. 10.15s, 2016                                                 31,950
           15,000  Hidroelectric Pierda Aguila 144A bonds 10 5/8s, 2001
                     (Argentina)                                                                      15,656
          430,000  Illinova Corp. sr. notes 7 1/8s, 2004                                             422,591
        1,005,000  Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s, 2006 (Israel)                  983,453
          677,182  Midland Cogeneration Ventures deb. 10.33s, 2002                                   724,585
           35,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                   39,902
            5,000  Niagara Mohawk Power Corp. 1st mtge. 7 3/4s, 2006                                   4,819
           80,000  Niagara Mohawk Power Corp. med. term notes 9.95s, 2000                             79,900
          296,872  Northeast Utilities System notes Ser. A, 8.58s, 2006                              282,919
          809,600  Northeast Utilities System notes Ser. B, 8.38s, 2005                              779,256
          470,000  Ras Laffan Natural Gas 144A sec. notes 8.294s, 2014                               489,388
          925,000  Ras Laffan Natural Gas 144A sec. notes 7.628s, 2006                               946,969
        1,685,000  Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                         1,771,407
        4,700,000  Texas Utilities Co. secd. lease fac. bonds 7.46s, 2015                          4,665,784
        1,360,000  Texas Utilities Electric Capital Trust V company guaranty
                     8.175s, 2037                                                                  1,342,932
          415,000  Thermochemical Funding 144a sr. secd. notes 10 1/8s, 2014                         431,081
        1,135,000  US West Capital Funding, Inc. company guaranty 6.95s, 2037                      1,118,111
                                                                                              --------------
                                                                                                  23,607,735
                                                                                              --------------
                   Total Corporate Bonds and Notes  (cost $104,516,568)                       $  103,981,274

CONVERTIBLE BONDS AND NOTES (3.6%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Aerospace and Defense (--%)
------------------------------------------------------------------------------------------------------------
      $   100,000  Rohr, Inc. cv. sub. notes 7 3/4s, 2004                                     $      156,125

Automotive (0.2%)
------------------------------------------------------------------------------------------------------------
          355,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                    201,906
          350,000  Magna International cv. sub. deb. 5s, 2002                                        380,625
JPY    60,000,000  Toyota Motor Corp. cv. deb. 1.2s, 1998                                            897,568
                                                                                              --------------
                                                                                                   1,480,099

Basic Industrial Products (0.1%)
------------------------------------------------------------------------------------------------------------
          126,000  Cooper Industries, Inc. cv. sub. 7.05s, 2015                                      139,860
          250,000  Thermo Electron Corp. cv. deb. 5s, 2001                                           412,500
                                                                                              --------------
                                                                                                     552,360

Broadcasting (--%)
------------------------------------------------------------------------------------------------------------
          250,000  International Cabletel Inc. 144A cv. deb. 7 1/4s, 2005                            240,313

Business Equipment and Services (0.1%)
------------------------------------------------------------------------------------------------------------
          250,000  Corporate Express, Inc. 144A cv. notes 4 1/2s, 2000                               213,438
          400,000  Staples, Inc. 144A cv. sub. deb. 4 1/2s, 2000                                     414,000
          200,000  U.S. Office Products Co. 144A cv. sub. notes 5 1/2s, 2003                         167,750
                                                                                              --------------
                                                                                                     795,188

Cellular Broadcasting (0.1%)
------------------------------------------------------------------------------------------------------------
          550,000  Comcast Corp. cv. notes 1 1/8s, 2007                                              280,500

Chemicals (0.1%)
------------------------------------------------------------------------------------------------------------
          120,000  Hercules, Inc. cv. deb. 8s, 2010                                                  319,050

Computer Services and Software (--%)
------------------------------------------------------------------------------------------------------------
          330,000  Intevac, Inc. 144A cv. sub. notes 6 1/2s, 2004                                    278,850

Computers (0.2%)
------------------------------------------------------------------------------------------------------------
          450,000  Safeguard Scientifics, Inc. 144A cv. sub. notes 6s, 2006                          408,938
          650,000  Softkey International, Inc. 144A cv. sr. notes 5 1/2s, 2000                       483,438
          150,000  Synoptics Communications Inc. 144A cv. sub. deb. 5 1/4s,
                     2003                                                                            131,063
                                                                                              --------------
                                                                                                   1,023,439

Conglomerates (--%)
------------------------------------------------------------------------------------------------------------
          175,000  Hexcel Corp. cv. sub. notes 7s, 2003                                              228,375

Consumer Non-Durables (0.1%)
------------------------------------------------------------------------------------------------------------
        1,400,000  Coleman Worldwide Corp. cv. sr. sec. notes LYON
                     zero %, 2013                                                                    423,500
          350,000  Standard Commercial Corp. cv. sub. deb. 7 1/4s, 2007 +                            315,875
                                                                                              --------------
                                                                                                     739,375

Consumer Services (0.4%)
------------------------------------------------------------------------------------------------------------
          500,000  Boston Chicken, Inc. cv. notes LYON zero %, 2015                                  123,125
          645,000  Boston Chicken, Inc. cv. sub. deb. 7 3/4s, 2004                                   698,213
          750,000  Hollinger, Inc. cv. LYON zero %, 2013                                             273,750
          550,000  Pharmaceutical Marketing Services Inc. 144A cv. deb.
                     6 1/4s, 2003                                                                    451,000
          300,000  Protection One, Inc. cv. sr. sub. notes 6 3/4s, 2003                              285,375
          800,000  Rogers Communications cv. deb. 2s, 2005                                           428,000
                                                                                              --------------
                                                                                                   2,259,463

Electronics and Electrical Equipment  (0.6%)
------------------------------------------------------------------------------------------------------------
          130,000  Dovatron International cv. sub. notes 6s, 2002                                    136,175
          350,000  HMT Technology Corp. 144A cv. sub. notes 5 3/4s, 2004                             281,750
          330,000  Integrated Device Technology, Inc. cv. sub. notes 5 1/2s,
                     2002                                                                            278,438
          200,000  Lernout & Hauspie Speech Products N.V. 144A
                     cv. sub. notes 8s, 2001 (Belgium)                                               226,000
          500,000  Motorola, Inc. cv. sub. deb. LYON zero %, 2013                                    371,250
           10,000  National Semiconductor Corp. cv. deb. 6 1/2s, 2002                                  9,750
          350,000  S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                         289,625
          319,000  SCI Systems, Inc. cv. sub. notes 5s, 2006                                         439,024
          300,000  Solectron Corp. 144A cv. sub. notes 6s, 2006                                      328,875
          205,000  Texas Instruments cv. sub. deb. 2 3/4s, 2002                                      441,519
          340,000  Thermo Instrument Systems, Inc. 144A cv. deb. 4 1/2s, 2003                        318,750
          282,000  Thermo Optek Corp. 144A cv. bonds 5s, 2000                                        284,820
           30,000  VLSI Technology, Inc. cv. sub. notes 8 1/4s, 2005                                  28,500
          250,000  Xilinx, Inc. 144A cv. sub. notes 5 1/4s, 2002                                     286,250
                                                                                              --------------
                                                                                                   3,720,726

Entertainment (--%)
------------------------------------------------------------------------------------------------------------
          150,000  Signature Resorts, Inc. cv. sub. notes 5 3/4s, 2007                               117,750

Environmental Control (0.1%)
------------------------------------------------------------------------------------------------------------
          255,000  Thermo Terratech, Inc. 144A cv. sub. deb. 4 5/8s, 2003                            224,400
          200,000  USA Waste Services, Inc. cv. sub. notes 4s, 2002                                  197,500
          250,000  WMX Technologies, Inc. cv. sub. notes 2s, 2005                                    216,250
                                                                                              --------------
                                                                                                     638,150

Food and Beverages (0.1%)
------------------------------------------------------------------------------------------------------------
          360,000  Grand Metropolitan PLC cv. unsub. 6 1/2s, 2000                                    442,800

Health Care (0.5%)
------------------------------------------------------------------------------------------------------------
          900,000  Alza Corp. cv. sub. LYON zero %, 2014                                             394,875
          200,000  Integrated Health Services cv. sr. sub. deb 5 3/4s, 2001                          217,500
          300,000  NovaCare, Inc. cv. sub. deb. 5 1/2s, 2000                                         271,875
          175,000  PhyMatrix, Inc. cv. sub. deb. 6 3/4s, 2003                                        143,063
          300,000  Renal Treatment Centers, Inc. cv. sub. notes 5 5/8s, 2006                         271,500
          200,000  Renal Treatment Centers, Inc. 144A cv. sub. notes 5 5/8s,
                     2006                                                                            181,000
          250,000  Rotech Medical Corp. 144A cv. sub. deb. 5 1/4s, 2003                              214,375
          110,000  Tenet Health Care Corp. cv. sub. notes 6s, 2005                                   132,000
          600,000  TheraTx Inc. cv. sub. 8s, 2002                                                    597,000
          200,000  U.S. Diagnostic Laboratories, Inc. 144A cv. sub. deb. 9s, 2003                    192,000
          200,000  Uromed Corp. 144A cv. sub. notes 6s, 2003                                         120,250
          250,000  Vivra, Inc. 144A cv. sub. notes 5s, 2001                                          238,438
                                                                                              --------------
                                                                                                   2,973,876

Insurance and Finance (0.2%)
------------------------------------------------------------------------------------------------------------
          300,000  Berkshire Hathaway, Inc. cv. sr. notes 1s, 2001                                   287,625
          300,000  Mitsubishi Bank Ltd. International Finance cv. trust
                     guaranteed notes 3s, 2002 (Bermuda)                                             304,875
          700,000  USF&G Corp. cv. sub. notes zero %, 2009                                           458,500
                                                                                              --------------
                                                                                                   1,051,000

Metals and Mining (--%)
------------------------------------------------------------------------------------------------------------
          200,000  Quanex Corp. cv. sub. deb. 6.88s, 2007                                            203,000

Oil and Gas (0.2%)
------------------------------------------------------------------------------------------------------------
          125,000  Apache Corp. 144A cv. sub. deb. 6s, 2002                                          149,844
          300,000  Lomak Petroleum, Inc. 144A cv. sub. deb. 6s, 2007                                 339,000
          175,000  Pennzoil Co. cv. sub. deb. 6 1/2s, 2003                                           280,219
          100,000  Pride Petroleum Services, Inc. cv. sub. deb. 6 1/4s, 2006                         145,375
                                                                                              --------------
                                                                                                     914,438

Paper and Forest Products (0.1%)
------------------------------------------------------------------------------------------------------------
          300,000  Stone Container Corp. cv. sr. sub. notes 8 7/8s, 2000                             318,750

Pharmaceuticals (0.1%)
------------------------------------------------------------------------------------------------------------
          100,000  Nabi, Inc. 144A cv. sub. notes 6 1/2s, 2003                                        78,750
          125,000  North American Vaccine, Inc. 144A cv. sub. notes 6 1/2s, 2003                     120,469
          300,000  Roche Holdings, Inc. 144A cv. unsub. LYON zero %,
                     2010 (Switzerland)                                                              138,000
          275,000  Sandoz Capital BVI Ltd. 144A cv. company guaranty 2s,
                     2002 (Switzerland)                                                              344,438
                                                                                              --------------
                                                                                                     681,657

Real Estate (0.1%)
------------------------------------------------------------------------------------------------------------
          250,000  LTC Properties, Inc. cv. sub. deb. 7 3/4s, 2002 (R)                               259,062
          150,000  Malan Realty Investors cv. sub. notes 9 1/2s, 2004 (R)                            152,063
                                                                                              --------------
                                                                                                     411,125

Recreation (--%)
------------------------------------------------------------------------------------------------------------
           10,000  Argosy Gaming cv. sub. notes 12s, 2001                                              7,100

Retail (0.2%)
------------------------------------------------------------------------------------------------------------
          350,000  Home Depot, Inc. cv. sub. notes 3 1/4s, 2001                                      357,438
          180,000  Michaels Stores, Inc. cv. sub. notes 6 3/4s, 2003                                 156,825
          350,000  Pier 1 Imports, Inc. cv. sub. notes 5 3/4s, 2003                                  425,688
          480,000  Rite Aid Corp. cv. deb. zero %, 2006                                              352,800
                                                                                              --------------
                                                                                                   1,292,751

Telecommunications (--%)
------------------------------------------------------------------------------------------------------------
          250,000  MIDCOM Communications, Inc. 144A cv. sub. deb.
                     8 1/4s, 2003                                                                    207,500

Transportation (0.1%)
------------------------------------------------------------------------------------------------------------
          200,000  British Airport Authority 144A cv. bonds 5 3/4s, 2006
                     (United Kingdom)                                                                332,633
                                                                                              --------------
                   Total Convertible Bonds and Notes  (cost $21,222,358)                      $   21,666,393

COLLATERALIZED MORTGAGE OBLIGATIONS (2.2%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
       $  784,921  Chase Mortgage Finance Corp. Ser. 93-3, Class B13,
                     7.461s, October 30, 2024                                                 $      487,878
                   Housing Securities Inc.
          632,692    Ser. 91-B, Class B6, 9s, August 25, 2006                                        623,992
          470,244    Ser. 93-F, Class F9M2, 7s, September 25, 2023                                   444,051
          187,528    Ser. 93-J, Class J4, 6.66s, January 25, 2009                                    160,395
           85,240    Ser. 93-J, Class J5, 6.66s, January 25, 2009                                     61,186
          151,044    Ser. 94-1, Class AB1, 6 1/2s, March 25, 2009                                    127,349
                   Prudential Home Mortgage Securities
          706,246    Ser. 92-13, Class B3, 7 1/2s, June 25, 2027                                     628,117
          706,869    Ser. 92-25, Class B3, 8s, August 25, 2023 +                                     685,221
        2,109,267    Ser. 93-D, Class 2B, 7.108s, June 28, 2023                                    2,016,657
        1,025,080    Ser. 93-E, Class 5B, 7.393s, July 28, 2023                                      741,741
          194,044    Ser. 94-31, Class B3, 8s, November 25, 2009                                     175,246
                   Prudential Home Mortgage Securities 144A
        2,160,020    Ser. 94-A, Class 4B, 6.802s, April 28, 2024                                   1,993,968
          542,009    Ser. 94-D, Class 3B, 6.311s, August 28, 2009                                    503,222
          755,260    Ser. 94-D, Class B4, 6.312s, August 28, 2009                                    649,405
        2,479,075    Ser. 95-C, Class B1, 7.815s, October 28, 2001                                 2,462,031
        1,671,338    Securitized Asset Sales, Inc. Ser. 93-J, Class 2B, 6.807s,
                       December 30, 2023                                                           1,560,351
                                                                                              --------------
                   Total Collateralized Mortgage Obligations
                     (cost $12,421,566)                                                       $   13,320,810

CONVERTIBLE PREFERRED STOCKS (2.0%) *
NUMBER OF SHARES                                                                                       VALUE

Automotive (0.1%)
------------------------------------------------------------------------------------------------------------
            2,650  Ford Motor Co. Ser. A, $4.20 dep. shs. cv. pfd.                            $      296,800

Banks (0.1%)
------------------------------------------------------------------------------------------------------------
            7,300  Sovereign Bancorp, Inc. Ser. B, $3.125 cv. pfd.                                   540,200

Basic Industrial Products (0.1%)
------------------------------------------------------------------------------------------------------------
            2,400  Case Corp. Ser. A, $2.25 cv. pfd.                                                 322,200

Broadcasting (0.1%)
------------------------------------------------------------------------------------------------------------
            4,500  Chancellor Broadcasting Corp. 144A $3.50 cv. pfd.                                 239,625
            1,500  Granite Broadcasting $1.9375 cv. pfd.                                              65,063
            2,500  SFX Broadcasting, Inc. 144A $3.25 cv. pfd.                                        112,500
                                                                                              --------------
                                                                                                     417,188

Building and Construction (--%)
------------------------------------------------------------------------------------------------------------
              350  Greenfield Capital Trust $3.00 cv. pfd.                                            14,350
            3,500  Greenfield Industries, Inc. 144A $3.00 cv. pfd.                                   147,875
                                                                                              --------------
                                                                                                     162,225

Computer Services and Software (0.1%)
------------------------------------------------------------------------------------------------------------
            7,800  Vanstar Corp. 144A $3.375 cv. pfd.                                                238,875
            7,210  Wang Laboratories, Inc. Ser. B, $3.25 cv. pfd.                                    328,055
                                                                                              --------------
                                                                                                     566,930

Conglomerates (--%)
------------------------------------------------------------------------------------------------------------
            8,000  Cooper Industries, Inc. 6.00% cv. pfd.                                            151,000

Consumer Non-Durables (0.1%)
------------------------------------------------------------------------------------------------------------
            4,000  Corning Deleware L.P. $3.00 cv. pfd.                                              304,000

Consumer Services (--%)
------------------------------------------------------------------------------------------------------------
            2,500  Service Corp. Ser. A, $3.125 cv. pfd.                                             286,563

Food and Beverages (--%)
------------------------------------------------------------------------------------------------------------
            3,900  Chiquita Brands International, Inc. Ser. B, $3.75 cv. pfd.                        228,150

Insurance and Finance (0.5%)
------------------------------------------------------------------------------------------------------------
            4,850  Ahmanson (H.F.) & Co. Ser. D, $3.00 cv. pfd.                                      383,150
            3,200  American Bankers Insurance Group, Inc. Ser. B,
                     $3.125 cv. pfd.                                                                 201,200
            8,250  American General Delaware Corp. $3.00 cv. pfd.                                    481,594
            5,000  Banc One Corp. Ser. C, $1.75 cv. pfd.                                             416,250
            4,500  Devon Financing Trust $3.25 cv. pfd.                                              286,875
            7,123  Finova Finance Trust $2.75 cv. pfd.                                               379,300
            4,700  Matewan Bancshares, Inc. Ser. A, $1.875 cv. pfd.                                  113,975
            5,300  Penncorp Financial Group, Inc. 144A $3.50 cv.pfd.                                 308,725
            5,750  St. Paul Capital LLC $3.00 cv. pfd.                                               353,625
            5,000  Timet Capital Trust, I 144A $3.3125 cv. pfd.                                      235,000
                                                                                              --------------
                                                                                                   3,159,694

Metals and Mining (0.4%)
------------------------------------------------------------------------------------------------------------
           80,000  Freeport-McMoRan Copper Co., Inc. $1.75 cv. pfd.                                2,160,000

Oil and Gas (0.2%)
------------------------------------------------------------------------------------------------------------
            5,986  Neuvo Energy Ser. A, $2.875 cv. pfd.                                              273,111
            3,000  Occidental Petroleum Corp. 144A Ser. 1993, $3.875 cv. pfd.                        164,250
            5,500  Tejas Gas Corp. $2.625 cv. pfd.                                                   294,250
            5,250  Tosco Financing Trust 144A $2.875 cv. pfd.                                        290,063
                                                                                              --------------
                                                                                                   1,021,674

Paper and Forest Products (--%)
------------------------------------------------------------------------------------------------------------
            4,500  International Paper Co. $2.625 cv. pfd.                                           213,188

Real Estate (--%)
------------------------------------------------------------------------------------------------------------
            5,600  Insignia Financial Group, Inc. 144A $3.25 cv. pfd.                                249,200

Retail (0.3%)
------------------------------------------------------------------------------------------------------------
            5,000  Ann Taylor Finance Trust $4.25 cv. pfd.                                           338,750
            5,500  Boise Cascade Corp. Ser. G, $1.58 cv. pfd.                                        147,125
           19,300  Kmart Financing I $3.875 cv. pfd.                                               1,112,163
                                                                                              --------------
                                                                                                   1,598,038

Telecommunications (--%)
------------------------------------------------------------------------------------------------------------
            6,150  Airtouch Communications, Inc. Ser. C, $2.125 cv. pfd.                             279,825
                                                                                              --------------
                   Total Convertible Preferred Stocks  (cost $11,187,942)                     $   11,956,875

FOREIGN GOVERNMENT BONDS AND NOTES (1.5%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
CAD    $2,015,000  Canada (Government of) 8s, 2023                                            $    1,584,945
USD       250,000  Italy (Government of) cv. notes 5s, 2001                                          246,875
USD     2,750,000  Quebec (Province of) deb. Ser. NN, 7 1/8s, 2024                                 2,516,113
ZAR     4,095,000  South Africa (Republic of) bonds Ser. 153, 13s, 2010                              817,342
GBP     2,045,000  United Kingdom Treasury bonds 7 1/2s, 2006                                      3,332,751
GBP       335,000  United Kingdom Treasury bonds 7s, 2002                                            540,342
                                                                                              --------------
                   Total Foreign Government Bonds and Notes
                     (cost $9,230,901)                                                        $    9,038,368

ASSET-BACKED SECURITIES (0.4%) * (cost $2,646,470)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
      $ 2,665,000  Railcar Leasing L.L.C. Ser. 1, Class A1, 6 3/4s, 2006                      $    2,615,031

BRADY BONDS (.4%) * (DIAMOND)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
      $ 1,162,760  Argentina (Republic of) 4.188s, 2005                                       $    1,066,832
        1,155,000  United Mexican States Ser. D, 4.313s, 2019                                      1,022,897
                                                                                              --------------
                   Total Brady Bonds  (cost $2,052,886)                                       $    2,089,729

PREFERRED STOCKS (0.1%) *
NUMBER OF SHARES                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
               53  American Radio Systems Corp. 144A $11.375 pfd. [2 DBL. DAGGERS]            $        5,234
            1,000  AmeriKing, Inc. $3.25 pfd. [2 DBL. DAGGERS]                                        26,500
              437  Cablevision Systems Corp. Ser. M, $11.125 dep. shs. pfd. [2 DBL. DAGGERS]          40,204
              430  Chancellor Radio Broadcasting 144A $12.00 pfd.                                     42,570
            1,215  Chevy Chase Capital Corp. Ser. A, $5.19 pfd.                                       58,928
            2,034  El Paso Electric Co. $11.40 pfd. [2 DBL. DAGGERS]                                 221,706
               55  Fresenius Medical Care AG Ser. D, $9.00 pfd. (Germany)                             54,450
              295  SFX Broadcasting, Inc. Ser. E, $12.625 pfd. [2 DBL. DAGGERS]                       29,241
                                                                                              --------------
                   Total Preferred Stocks  (cost $480,561)                                    $      478,833

UNITS (--%) *
NUMBER OF UNITS                                                                                        VALUE
------------------------------------------------------------------------------------------------------------
                5  Anvil Holdings 144A pfd. units 13s, 2009 [2 DBL. DAGGERS]                  $        4,925
               40  Colt Telecommunications Group PLC units stepped-coupon
                     zero % (12s, 12/15/01), 2006 (United Kingdom) ++                                 23,400
               40  Esat Holdings Ltd. 144A units stepped-coupon zero %
                     (12 1/2s, 2/1/02), 2007 (Ireland) ++                                             22,400
               95  Fitzgerald Gaming Co. units 13s, 2002                                              61,750
               40  Globalstar L.P. Capital units 11 3/8s, 2004                                        39,600
               45  McCaw International Ltd. 144A units stepped-coupon
                     zero % (13s, 4/15/02), 2007 ++                                                   22,050
            1,100  Nextlink Communications 144A pfd. units 14s, 2009 [2 DBL. DAGGERS]                 51,700
               15  Wireless One Inc. units stepped-coupon zero %
                     (13 1/2s, 8/1/01), 2006 ++                                                        4,050
                                                                                              --------------
                   Total Units  (cost $264,432)                                               $      229,875

PURCHASED OPTIONS OUTSTANDING (--%) *
CONTRACT AMOUNT                                                        EXPIRATION DATE                 VALUE
------------------------------------------------------------------------------------------------------------
DEM     6,250,000  German Government Bond                               July 97/
                     Futures Contracts (Put)                            DEM 96.75             $        3,614
ITL 4,200,000,000  Italian Government Bond Futures                      May 97/
                     Contracts (Put)                                    ITL 122                          491
USD     5,200,000  U.S. Dollars in exchange for                         May 97/
                     Deutschemarks (Call)                               DEM 1.692                    118,040
                                                                                              --------------
                   Total Purchased Options Outstanding  (cost $163,531)                       $      122,145

WARRANTS  (--%) * +
NUMBER OF WARRANTS                                                      DATE                           VALUE
------------------------------------------------------------------------------------------------------------
              150  Intermedia Communications, Inc. 144A                 6/1/05                $        3,000
              700  Louisiana Casino Cruises, Inc. 144A                  12/1/98                       35,000
                                                                                              --------------
                   Total Warrants   (cost $6,418)                                             $       38,000

SHORT-TERM INVESTMENTS  (5.1%) * (cost $30,236,560)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
      $30,232,000  Interest in $492,645,000 joint repurchase agreement dated April 30, 1997, with Morgan (J.P.) & Co., Inc.
                     with respect to various U.S. Treasury obligations --
                     maturity value of $30,236,560 for an effective yield
                     of 5.43%                                                                 $   30,236,560
------------------------------------------------------------------------------------------------------------
                   Total Investments  (cost $564,988,996) ***                                 $  617,549,916
------------------------------------------------------------------------------------------------------------

                * Percentages indicated are based on net assets of $597,585,471.

              *** The aggregate identified cost on a tax basis is $565,500,434, resulting in gross unrealized appreciation and depreciation of $60,829,138 and $8,779,656, respectively, or net unrealized appreciation of $52,049,482.

                +  Non-income-producing security.

               ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

 [2 DBL. DAGGERS]  Income may be received in cash or additional securities at the discretion of the issuer.

                #  A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at April 30, 1997.

        [DIAMOND]  Brady Bonds are foreign bonds collateralized by the
                   U.S. Government. The rates are floating and are the current rates at April 30, 1997.

              (R)  Real Estate Investment Trust.

                   144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                   ADR after the name of a foreign holding stands for American
                   Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

                   TBA after the name of a security represents to be announced securities (Note 1).

                   The rates shown on Floating Rate Bonds (FRB) and Floating Rate
                   Notes (FRN) are the current interest rates at April 30, 1997, which are subject to change based on the terms of the security.



----------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at April 30, 1997 (Unaudited)
(aggregate face value $20,829,868)

                                             Aggregate Face    Delivery      Unrealized
                               Market Value       Value          Date       Depreciation
----------------------------------------------------------------------------------------
Australian Dollars             $  5,344,877    $  5,367,928     Jun 97        $  (23,051)
Deutschemarks                    13,982,402      14,360,953     Jun 97          (378,551)
Japanese Yen                        731,191         740,426     Jun 97            (9,235)
Thai Baht                           360,327         360,561     Jun 97              (234)
----------------------------------------------------------------------------------------
                                                                              $ (411,071)
----------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at April 30, 1997 (Unaudited)
(aggregate face value $22,973,853)
                                                                            Unrealized
                               Market       Aggregate Face    Delivery     Appreciation/
                                Value             Value         Date      (Depreciation)
----------------------------------------------------------------------------------------
British Pounds              $ 3,885,422       $ 3,797,955      6/18/97      $   (87,467)
Canadian Dollars              1,515,875         1,530,318      6/18/97           14,443
Deutschemarks                10,509,854        10,706,583      6/18/97          196,729
Japanese Yen                    497,664           606,351      1/28/98          108,687
Japanese Yen                      5,744             7,044      7/28/97            1,300
Japanese Yen                  6,208,512         6,325,602      6/18/97          117,090
----------------------------------------------------------------------------------------
                                                                            $   350,782
----------------------------------------------------------------------------------------

Futures Contracts Outstanding at April 30, 1997 (Unaudited)
(aggregate face value $17,645,809)
                                                                            Unrealized
                                            Aggregate Face   Expiration    Appreciation/
                           Market Value           Value         Date      (Depreciation)
----------------------------------------------------------------------------------------
U.S. Treasury Note Futures
(Short)                     $ 4,278,750       $ 4,302,500      6/9/97       $    23,750
U.S. Treasury Bond Futures
(Short)                       4,043,406         3,998,809      6/1/97           (44,597)
U.S. Treasury Note Futures
(Short)                       9,264,750         9,344,500      6/21/97           79,750
----------------------------------------------------------------------------------------
                                                                            $    58,903
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
April 30, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $564,988,996) (Note 1)                                                $617,549,916
---------------------------------------------------------------------------------------------------
Cash                                                                                        196,685
---------------------------------------------------------------------------------------------------
Dividends and interest receivables                                                        4,467,858
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    1,363,608
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           23,102,944
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                              443,033
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                            195,260
---------------------------------------------------------------------------------------------------
Total assets                                                                            647,319,304

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         46,682,861
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  843,029
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                914,277
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  200,366
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                 9,876
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                    976
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      154,521
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                 503,322
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                               297,016
---------------------------------------------------------------------------------------------------
Payable for variation margin                                                                 52,469
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       75,120
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        49,733,833
---------------------------------------------------------------------------------------------------
Net assets                                                                             $597,585,471

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $521,836,472
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (453,756)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions (Note 1)                                                           23,642,780
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                    52,559,975
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $597,585,471

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($536,635,689 divided by 50,545,289 shares)                                                  $10.62
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.62)*                                      $11.27
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($55,536,342 divided by 5,267,499 shares)**                                                  $10.54
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,413,440 divided by 511,779 shares)                                                       $10.58
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.58)*                                      $10.96
---------------------------------------------------------------------------------------------------
 * On single sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
** Redemption price per share is equal to net asset value less any contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended April 30, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest (net of foreign tax of $40,125)                                               $ 9,914,274
--------------------------------------------------------------------------------------------------
Dividends                                                                                4,277,721
--------------------------------------------------------------------------------------------------
Total investment income                                                                 14,191,995
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                         1,810,455
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             727,228
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          13,544
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             5,729
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      631,245
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      226,997
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       16,320
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     47,718
--------------------------------------------------------------------------------------------------
Registration fees                                                                           32,104
--------------------------------------------------------------------------------------------------
Auditing                                                                                    20,383
--------------------------------------------------------------------------------------------------
Legal                                                                                          988
--------------------------------------------------------------------------------------------------
Other                                                                                       22,435
--------------------------------------------------------------------------------------------------
Total expenses                                                                           3,555,146
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (175,415)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             3,379,731
--------------------------------------------------------------------------------------------------
Net investment income                                                                   10,812,264
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        23,555,807
--------------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                            552,578
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                336,047
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the period                                                       (90,181)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures during the period                                                                6,841,344
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 31,195,595
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $42,007,859
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           April 30         October 31
                                                                                               1997*              1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  $ 10,812,264       $ 21,551,905
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                            24,444,432         31,284,046
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                              6,751,163         19,128,396
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     42,007,859         71,964,347
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
   From net investment income
----------------------------------------------------------------------------------------------------------------------
      Class A                                                                           (10,644,311)       (20,586,838)
----------------------------------------------------------------------------------------------------------------------
      Class B                                                                              (757,778)          (777,109)
----------------------------------------------------------------------------------------------------------------------
      Class M                                                                               (76,009)           (67,607)
----------------------------------------------------------------------------------------------------------------------
   From net realized gain on investments
      Class A                                                                           (29,337,073)        (8,805,295)
----------------------------------------------------------------------------------------------------------------------
      Class B                                                                            (2,134,758)          (235,373)
----------------------------------------------------------------------------------------------------------------------
      Class M                                                                              (221,078)           (19,705)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                        63,198,468         14,757,987
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                             62,035,320         56,230,407

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     535,550,151        479,319,744
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of
net investment income and undistributed net investment
income of $453,756 and $212,078, respectively)                                         $597,585,471       $535,550,151
----------------------------------------------------------------------------------------------------------------------
* Unaudited.

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       April 30
operating performance         (Unaudited)                                     Year ended October 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1997             1996             1995             1994             1993             1992
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $10.67            $9.84            $8.68            $9.28            $8.50            $8.56
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .20 (c)          .44              .45              .43              .45              .16
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .60             1.01             1.17             (.49)             .99              .74
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .80             1.45             1.62             (.06)            1.44              .90
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.22)            (.43)            (.46)            (.43)            (.45)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.63)            (.19)              --             (.11)            (.21)            (.80)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.85)            (.62)            (.46)            (.54)            (.66)            (.96)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $10.62           $10.67            $9.84            $8.68            $9.28            $8.50
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           7.82 *          15.31            19.32             (.61)           17.68            11.15
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $536,636         $496,882         $468,725         $455,299         $551,391         $633,181
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .59 *           1.20             1.15             1.08             1.02             1.11
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           1.91 *           4.28             4.93             4.92             5.06             1.87
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             77.70 *         142.36           131.00           125.69           224.28           118.43
------------------------------------------------------------------------------------------------------------------------------------
Average commisssion
rate paid(d)                      $.0515           $.0511
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment return and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         April 30                                       Feb. 1, 1994+
operating performance                                           (Unaudited)             Year ended Oct. 31         to Oct. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1996             1995             1994
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $10.60            $9.80            $8.67            $9.31
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .16 (c)          .36              .38              .34
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .60             1.00             1.15             (.60)
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .76             1.36             1.53             (.26)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.19)            (.37)            (.40)            (.27)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                        (.63)            (.19)              --             (.11)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.82)            (.56)            (.40)            (.38)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $10.54           $10.60            $9.80            $8.67
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             7.43 *          14.36            18.25            (2.75) *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $55,536          $35,118          $10,073           $4,196
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .97 *           1.97             1.91             1.34 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             1.55 *           3.51             4.09             3.20 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               77.70 *         142.36           131.00           125.69
------------------------------------------------------------------------------------------------------------------------------------
Average commisssion
rate paid(d)                                                        $.0515           $.0511
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment return and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Six months
                                                                                      ended             Year   For the period
Per-share                                                                          April 30            ended    Mar. 17, 1995+
operating performance                                                            (Unaudited)         Oct. 31       to Oct. 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $10.63            $9.82            $8.88
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   .18 (c)          .42              .25
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                              .60              .98              .90
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .78             1.40             1.15
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.20)            (.40)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                         (.63)            (.19)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                    (.83)            (.59)            (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                        $10.58           $10.63            $9.82
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                              7.60 *          14.76            13.13 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $5,413           $3,551             $522
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                               .84 *           1.72             1.09 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                              1.68 *           3.74             2.76 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                77.70 *         142.36           131.00
------------------------------------------------------------------------------------------------------------------------------------
Average commisssion
rate paid (d)                                                                        $.0515           $.0511
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment return and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended October 31, 1995 and thereafter, includes amounts paid through through expense offset and brokerage service arrangements.
    Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.



Notes to financial statements
April 30, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Balanced Retirement Fund (the "fund") is registered under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks high current return by investing in a diversified portfolio of equity and debt securities, with secondary objective of stability of principle.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees. Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment
Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution
(or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.650% of the first $500 million of average net assets, 0.550% of the next $500 million, 0.500% of the next
$500 million, 0.450% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.390% of the next $5 billion and 0.380% of any excess thereafter. Prior to February 20, 1997, any amount over $1.5 billion was based on a rate of 0.450%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary
Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc.
Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended April 30, 1997, fund expenses were reduced by $175,416 under expense offset and brokerage service arrangements with PFTC.
Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $900 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan covering all Trustees of the Fund who have served as Trustee for at least five years. Benefits under the plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Trustee fees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate
Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments
Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds
Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The
Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class
M shares, respectively.

For the six months ended April 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $82,547 and $3,312 from the sale of class A and class M shares, respectively and $34,005 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended April 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended April 30, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $237,241,896 and $217,806,918, respectively. Purchases and sales of U.S. government obligations aggregated $233,045,718 and $216,853,542, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At April 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Six months ended
                                              April 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,857,655     $ 61,302,975
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     2,680,432       27,682,237
------------------------------------------------------------
                                  8,538,087       88,985,212

Shares
repurchased                      (4,558,383)     (48,044,653)
------------------------------------------------------------
Net increase                      3,979,704     $ 40,940,559
------------------------------------------------------------

                                                 Year ended
                                            October 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,867,101     $ 59,837,952
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,221,161       12,087,099
------------------------------------------------------------
                                  7,088,262       71,925,051

Shares
repurchased                      (8,157,622)     (83,150,218)
------------------------------------------------------------
Net decrease                     (1,069,360)    $(11,225,167)
------------------------------------------------------------

                                            Six months ended
                                              April 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,551,805     $ 37,114,868
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       234,191        2,405,970
------------------------------------------------------------
                                  3,785,996       39,520,838

Shares
repurchased                      (1,830,664)     (19,132,593)
------------------------------------------------------------
Net increase                      1,955,332     $ 20,388,245
------------------------------------------------------------

                                                 Year ended
                                            October 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       6,516,135     $ 66,142,610
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        36,408          359,575
------------------------------------------------------------
                                  6,552,543       66,502,185

Shares
repurchased                      (4,268,278)     (43,359,319)
------------------------------------------------------------
Net increase                      2,284,265     $ 23,142,866
------------------------------------------------------------

                                            Six months ended
                                              April 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         204,429      $ 2,158,384
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        24,097          246,750
------------------------------------------------------------
                                    228,526        2,405,134

Shares
repurchased                         (50,691)        (535,470)
------------------------------------------------------------
Net increase                        177,835      $ 1,869,664
------------------------------------------------------------

                                                  Year ended
                                            October 31, 1996
------------------------------------------------------------
Class M                             Shares            Amount
------------------------------------------------------------
Shares sold                         367,560      $ 3,738,317
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         2,485           24,710
------------------------------------------------------------
                                    370,045        3,763,027

Shares
repurchased                         (89,255)        (922,739)
------------------------------------------------------------
Net increase                        280,790      $ 2,840,288
------------------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC & Emerging Growth Fund [DBL. DAGGER]

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New
Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds-three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts [2 DBL. DAGGERS]

               * Formerly Natural Resources Fund

               + Formerly Overseas Growth Fund

   [DBL. DAGGER] Formerly OTC Emerging Growth Fund

  [SECTION MARK] Not available in all states.

              ** Relative to above.

              ++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Thomas V. Reilly
Vice President

Edward P. Bousa
Vice President and Fund Manager

Charles G. Pohl
Vice President and Fund Manager

Kenneth J. Taubes
Vice President and Fund Manager

Rosemary H. Thomsen
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Balanced
Retirement Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit
Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

33896-034/243/908   6/97

